Subsequent Events (Details) - Forecast [Member] - USD ($)	May 02, 2025	Apr. 29, 2025	Apr. 23, 2025
Subsequent Events [Line Items]
Aggregate of ordinary shares (in Shares)			1,250,000
Proceeds of ordinary shares			$ 4,371,613.55
Issued additional ordinary shares (in Shares)	187,500
Issuance of option amount	$ 693,750
Total global market business development		$ 1,000,000
Hong Kong [Member]
Subsequent Events [Line Items]
Total global market business development		$ 1,000,000